Lord Abbett Series Fund, Inc.

90 Hudson Street

Jersey City, New Jersey 07302-3973

May 2, 2012

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4720

Re:	Lord Abbett Series Fund, Inc. (the “Registrant”) 1933 Act File No. 033-31072 1940 Act File No. 811-05876

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, please be advised that there are no changes to the Prospectuses contained in Post-Effective Amendment No. 36 to the above-referenced Registrant’s Registration Statement on Form N-1A filed pursuant to Rule 485(b) with the SEC on April 12, 2012.

Please contact the undersigned at (201) 827-4226 if you have any questions or comments.

Sincerely yours,

Denise A. Spinelli
Denise A. Spinelli
Senior Paralegal
Lord, Abbett & Co. LLC